Offsetting Assets and Liabilities	6 Months Ended
Jun. 30, 2013
Offsetting Assets and Liabilities [Abstract]
Offsetting Assets and Liabilities

10. Offsetting Assets and Liabilities

        Effective January 1, 2013, we adopted ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amended standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Derivative instruments (see Note 9), which are subject to master netting arrangements, are not considered material and are excluded from the below disclosures.

        The following table presents offsetting of securities borrowed as of June 30, 2013 and December 31, 2012:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Pledged	Net Amount
	(in thousands)
June 30, 2013	$109,406	$—	$109,406	$—	$109,406	$—

December 31, 2012	$106,350	$—	$106,350	$—	$106,350	$—

        The following table presents offsetting of securities loaned as of June 30, 2013 and December 31, 2012:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
	(in thousands)
June 30, 2013	$44,532	$—	$44,532	$—	$44,532	$—

December 31, 2012	$12,517	$—	$12,517	$—	$12,517	$—